Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Composition of income (loss) from continuing operations before income taxes and income tax expense (benefit)
	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars (in thousands)
Income (loss) from continuing operations before income taxes:
Israel	20,783	18,746	(4,761)
Non-Israeli	1,990	2,015	1,574

	22,773	20,761	(3,187)

Income tax expense from continuing operations:
Current:
Israel	-	(306)	56
Non-Israeli	424	635	122
	424	329	178
Deferred tax expense (benefit) from continuing operations:
Israel	1,351	1,867	(5,125)
Non-Israeli	175	(166)	72
	1,526	1,701	(5,053)

	1,950	2,030	(4,875)

Reconciliation of The Theoretical Income Tax Expense
The following is a reconciliation of the theoretical income tax expense, assuming all income is taxed at the statutory tax rate applicable to Israeli companies, and the actual income tax expense:

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars (in thousands)
Income (loss) from continuing operations before income taxes	22,773	20,761	(3,187)

Statutory tax rate	23%	23%	24%

Theoretical income tax expense (benefit)	5,238	4,775	(765)

Increase (decrease) in income tax expense resulting from:

Change in valuation allowance	-	(346)	(185)

Non-deductible expenses(*)	337	214	186

Differences between foreign currencies
and dollar-adjusted financial statements, net	(479)	240	(587)

Tax rate differential	(3,340)	(3,072)	633

Change in tax rate	-	-	182

Recognition of income tax benefit with respect to losses related to investment in subsidiaries	-	-	(4,929)

Other	194	219	590

Actual income tax expense (benefit)	1,950	2,030	(4,875)

(*)          Including non-deductible share based compensation.

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31,
	2019	2018
	U.S. Dollars (in thousands)
Deferred tax assets:
Allowance for doubtful accounts	3	81
Deferred revenue	56	275
Accrued expenses	374	441
Net operating loss and tax credit carryforwards	1,036	1,904
Lease liability	192	-
Other temporary differences	119	405

Deferred tax asset, net of valuation allowance	1,780	3,106

Deferred tax liabilities:
Property, plant and equipment	(251)	(231)
Right of use assets	(192)	-
Undistributed earnings	(591)	(509)
Total deferred tax liabilities	(1,034)	(740)

Net deferred tax assets	746	2,366